OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(17), 13.49% (SOFR + 7.82%, due October 21, 2028)	06/24/2020	$ 5,500,000	$ 4,824,866	$ 3,788,950

Allegro CLO II-S, Ltd.
CLO secured notes - Class D(3)(17), 11.42% (SOFR + 5.75%, due October 21, 2028)	05/09/2023	13,450,000	11,125,287	12,075,410

Anchorage Capital CLO 4-R, Ltd.
CLO secured notes - Class E(3)(6)(11), 11.15% (LIBOR + 5.50%, due January 28, 2031)	11/04/2022	900,000	746,083	837,900

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(6), 12.93% (LIBOR + 7.27%, due October 15, 2030)	06/23/2022	6,000,000	4,319,792	4,176,000

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(17), 11.54% (SOFR + 5.95%, due April 20, 2030)	01/19/2022	837,000	803,099	722,666

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(17), 13.86% (SOFR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,754,837	5,574,300

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(17), 11.83% (SOFR + 6.15%, due October 20, 2030)	11/09/2022	4,750,000	3,897,092	4,185,700

Elevation CLO 2017-6, Ltd.
CLO secured notes - Class F(3)(17), 14.06% (SOFR + 8.40%, due July 15, 2029)	08/03/2022	2,500,000	2,015,629	1,478,000

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(6), 13.66% (LIBOR + 8.00%, due October 15, 2030)	08/03/2021	4,375,000	3,835,881	3,068,188

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(17), 13.93% (SOFR + 8.25%, due October 20, 2029)	04/20/2022	2,500,000	2,186,561	1,808,750

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class ERR(3)(6), 11.66% (LIBOR + 6.26%, due October 15, 2030)	09/18/2023	3,750,000	3,270,189	3,375,000

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6)(20), 14.16% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,676,052	3,855,460	598,535

Midocean Credit CLO VI
CLO secured notes - Class F(3)(17), 13.69% (SOFR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,379,968	3,000,000

Milford Park CLO, Ltd.
CLO secured notes - Class F(3)(17), 14.74% (SOFR + 9.32%, due July 20, 2035)	05/12/2022	1,000,000	964,666	980,900

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(17)(20), 11.91% (SOFR + 6.25%, due January 15, 2030)	01/07/2022	7,240,037	6,774,237	3,349,965

Octagon Investment Partners 36, Ltd.
CLO secured notes - Class F(3)(17), 13.41% (SOFR + 8.01%, due April 15, 2031)	09/08/2023	600,000	400,425	408,720

OFSI BSL VIII, Ltd.
CLO secured notes - Class E(3)(17), 12.05% (SOFR + 6.39%, due August 16, 2029)	07/12/2022	4,000,000	3,143,506	3,391,600

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(17), 14.02% (SOFR + 8.34%, due October 20, 2031)	06/16/2023	1,500,000	854,692	1,192,650

Regatta XXVI Funding Ltd.
CLO secured notes - Class ERR(3)(9)(17), 13.13% (SOFR + 6.26%, due January 25, 2037)	10/31/2023	9,500,000	9,310,793	9,310,000

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 12.76% (SOFR + 7.34%, due July 20, 2035)	05/06/2022	3,750,000	3,717,067	3,532,875

Shackleton 2015-VII-R CLO, Ltd.
CLO secured notes - Class E(3)(17), 11.86% (SOFR + 6.20%, due July 15, 2031)	07/21/2022	1,000,000	777,875	876,200

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(17), 13.76% (SOFR + 8.10%, due July 18, 2031)	05/25/2022	1,250,000	847,765	306,500

Venture XXI CLO, Limited
CLO secured notes - Class F(3)(21), 0.00% (due July 15, 2027)	07/28/2021	8,381,635	6,502,533	5,615,695

Venture XXV CLO, Limited
CLO secured notes - Class E(3)(17), 12.88% (SOFR + 7.20%, due April 20, 2029)	04/21/2022	4,000,000	3,510,568	3,571,200

Wind River 2023-1 CLO Ltd.
CLO secured notes - Class E(3)(17), 13.90% (SOFR + 8.52%, due April 25, 2036)	03/13/2023	10,000,000	9,621,800	10,054,000
Total Structured Finance - Debt Investments			$ 97,440,671	$ 87,279,704	8.24%
Total Collateralized Loan Obligation - Debt Investments			$ 97,440,671	$ 87,279,704	8.24%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments

522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.28%, maturity April 15, 2035)	03/03/2023	24,300,000	11,072,184	9,780,492

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 15.83%, maturity October 17, 2034)	08/25/2021	13,548,313	8,061,151	6,909,640

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 28.12%, maturity April 20, 2032)	04/25/2023	$ 9,607,250	$ 5,799,289	$ 6,052,568

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 21, 2028)	02/06/2020	20,800,000	4,164,250	312,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	-

AMMC CLO XII, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 10, 2030)	09/10/2021	24,350,000	3,466,708	1,339,250

AMMC CLO 25, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 28.03%, maturity April 15, 2035)	04/27/2022	19,000,000	13,885,614	14,440,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.62%, maturity April 13, 2031)	08/13/2020	12,150,000	5,930,795	4,278,388

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.41%, maturity January 28, 2031)	05/20/2019	9,000,000	4,476,067	3,150,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	07/16/2019	27,316,000	1,046,813	229,454

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.05%, maturity January 28, 2031)	06/02/2020	12,750,000	4,475,647	4,207,500

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.14%, maturity July 15, 2034)	06/04/2021	27,500,000	20,697,352	16,362,500

Anchorage Capital CLO 25, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.33%, maturity April 20, 2035)	04/24/2023	10,000,000	6,697,463	6,600,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	2,537,662	926,325

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 25, 2031)	03/14/2018	12,420,000	4,049,024	781,463

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.60%, maturity April 18, 2032)	05/13/2019	17,500,000	12,539,800	6,694,325

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.80%, maturity October 25, 2032)	10/27/2020	4,500,000	2,411,389	1,899,213

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 29.55%, maturity October 22, 2030)	06/24/2022	7,500,000	2,977,520	3,075,000

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 20.41%, maturity April 15, 2033)	04/01/2022	5,000,000	3,178,986	2,939,900

Apidos CLO XXIV
CLO subordinated notes(5)(7), (Estimated yield 24.10%, maturity October 20, 2030)	02/10/2022	5,000,000	1,566,112	1,350,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 18.74%, maturity January 20, 2035)	01/13/2022	9,950,000	7,161,511	6,467,500

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.06%, maturity October 28, 2034)	03/06/2019	27,871,690	12,671,558	8,821,641

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.67%, maturity April 17, 2033)	08/30/2021	26,500,000	9,554,773	7,564,283

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.41%, maturity July 15, 2030)	09/13/2022	7,000,000	2,433,156	1,613,758

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.36%, maturity October 15, 2030)	02/12/2019	33,500,000	8,862,594	4,781,720

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.33%, maturity January 15, 2029)	11/30/2017	31,683,000	5,699,150	3,450,914

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 22, 2028)	06/23/2021	21,910,000	7,249,603	3,660,615

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.16%, maturity April 15, 2034)	12/15/2023	111,500,000	31,788,150	31,947,145

Ares XLVI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.13%, maturity January 15, 2030)	01/25/2022	6,400,000	2,875,434	1,967,652

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.09%, maturity July 22, 2030)	08/19/2022	7,600,000	2,496,418	2,134,136

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.73%, maturity January 25, 2035)	08/22/2022	21,200,000	12,732,352	10,452,090

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Ares LXI CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 12.91%, maturity October 20, 2034)	08/25/2021	$ 13,000,000	$ 10,382,857	$ 8,060,000

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.86%, maturity January 25, 2036)	10/31/2022	9,180,000	7,511,010	7,312,271

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.06%, maturity April 15, 2035)	06/08/2023	7,200,000	4,813,943	5,054,998

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.34%, maturity October 20, 2034)	09/20/2021	6,000,000	4,672,757	3,420,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.82%, maturity January 18, 2035)	04/21/2022	6,000,000	3,951,731	2,820,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 18.21%, maturity January 23, 2048)	09/17/2019	21,000,000	13,240,497	11,970,000

Bain Capital Credit CLO 2023-1, Limited
CLO subordinated notes(5)(7), (Estimated yield 24.36%, maturity April 16, 2036)	06/27/2023	6,100,000	4,115,890	4,453,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	2,748,141	-

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 14.55%, maturity October 20, 2030)	02/13/2020	27,980,000	11,126,018	6,435,400

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.69%, maturity April 20, 2030)	07/22/2020	9,644,700	3,125,163	1,832,493

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.60%, maturity November 15, 2030)	08/18/2020	9,897,500	3,818,485	3,167,200

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 30, 2030)	01/14/2020	9,000,000	1,715,911	900,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.12%, maturity October 25, 2030)	06/11/2020	23,825,000	7,106,874	5,956,250

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.29%, maturity April 20, 2035)	03/23/2022	10,700,000	10,075,932	8,346,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	1,167,135	1,610

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	09/29/2021	14,500,000	4,070,164	2,175,000

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.45%, maturity July 15, 2031)	03/27/2019	7,134,333	2,318,207	1,070,150

Carlyle Us CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.61%, maturity July 20, 2034)	08/04/2023	23,500,000	12,837,417	12,220,000

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.89%, maturity January 25, 2035)	10/21/2020	14,558,333	10,114,524	8,880,583

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.04%, maturity October 20, 2034)	08/24/2021	42,537,500	31,160,057	27,649,375

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity October 15, 2029)	05/31/2018	21,350,000	4,104,830	427,000

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2029)	02/10/2022	7,942,500	2,725,032	1,111,950

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.21%, maturity April 20, 2034)	03/24/2022	20,050,000	14,608,765	10,225,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.60%, maturity July 23, 2034)	02/10/2022	42,847,225	19,746,078	18,852,779

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.49%, maturity October 17, 2034)	01/28/2022	59,507,500	26,875,759	26,183,300

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.55%, maturity October 25, 2034)	03/23/2022	20,008,575	16,176,492	12,605,402

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.94%, maturity April 20, 2035)	02/16/2022	29,235,000	22,600,306	20,756,850

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 8.94%, maturity October 22, 2031)	03/06/2018	18,225,000	5,760,397	3,280,500

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 18.65%, maturity January 23, 2035)	10/18/2021	$ 27,435,000	$ 23,342,948	$ 21,399,300

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity November 07, 2030)	01/14/2022	40,000,000	9,220,962	400,000

Columbia Cent CLO 32 Limited
CLO subordinated notes(5)(7), (Estimated yield 29.59%, maturity July 24, 2034)	10/04/2023	17,687,500	10,688,498	9,905,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2030)	06/10/2021	22,000,000	9,967,341	5,280,000

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2029)	11/18/2020	9,600,000	-	2,303

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 3.59%, maturity July 15, 2030)	09/23/2021	13,100,000	5,175,210	2,227,000

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/10/2022	9,640,783	2,986,872	1,879,953

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.55%, maturity April 14, 2034)	08/17/2022	2,120,000	1,636,891	1,228,180

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.84%, maturity April 17, 2033)	07/25/2023	7,250,000	4,381,320	4,132,500

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.26%, maturity July 17, 2030)	03/23/2022	35,350,000	23,935,860	17,321,500

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.63%, maturity October 15, 2035)	10/18/2022	29,477,500	22,761,400	18,210,909

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.97%, maturity July 18, 2035)	06/15/2023	18,600,000	12,767,931	12,834,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 4.10%, maturity April 15, 2033)	02/21/2020	24,000,000	17,185,313	10,560,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.85%, maturity April 20, 2032)	02/11/2021	32,190,000	19,650,110	12,876,000

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.90%, maturity October 20, 2034)	09/21/2021	32,000,000	25,161,617	15,840,000

Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.83%, maturity April 20, 2035)	07/24/2023	26,200,000	20,954,537	21,484,000

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.70%, maturity October 20, 2034)	01/25/2022	10,400,000	10,456,918	10,296,000

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.49%, maturity January 20, 2035)	07/24/2023	10,750,000	8,134,948	8,492,500

Elmwood Warehouse Nomura 1, Ltd.
CLO subordinated warehouse notes(5)(7), (Estimated yield 19.47%, maturity November 20, 2024)	12/26/2023	4,250,000	4,250,000	4,250,000

Fillmore Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.98%, maturity July 15, 2030)	07/13/2023	5,950,000	2,371,764	2,439,500

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity July 18, 2029)	06/19/2020	25,500,000	5,947,439	1,275,000

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	08/03/2021	23,125,000	4,772,461	3,674,794

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 14.71%, maturity January 20, 2028)	10/21/2021	24,460,380	11,506,872	8,438,831

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7)(8), (Estimated yield 15.49%, maturity January 23, 2035)	11/12/2021	24,174,000	20,733,939	15,350,490

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.16%, maturity October 20, 2034)	03/01/2023	28,687,500	5,659,630	4,733,438

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.39%, maturity July 22, 2031)	05/24/2022	17,950,000	7,189,663	4,667,000

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 19.35%, maturity January 21, 2035)	12/07/2021	30,552,500	22,775,028	21,081,225

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 14, 2028)	09/22/2020	$ 3,950,000	$ 710,660	$ 441,610

LCM 35 Ltd.
CLO income notes(5)(7), (Estimated yield 19.08%, maturity October 15, 2034)	10/28/2021	28,000,000	20,228,986	14,282,188

LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.36%, maturity January 15, 2036)	04/20/2023	17,000,000	12,616,719	13,795,344

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	5,309,310	1,964

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.33%, maturity July 23, 2047)	01/21/2022	11,000,000	2,601,070	2,530,000

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 5.49%, maturity April 19, 2030)	09/17/2019	21,500,000	7,267,846	5,805,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 27, 2026)	03/07/2019	34,300,000	-	17,150

Madison Park Funding XIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.34%, maturity January 22, 2028)	04/06/2023	12,093,750	4,682,332	6,046,875

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.90%, maturity October 15, 2032)	01/26/2022	7,000,000	4,673,060	4,060,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.69%, maturity October 20, 2029)	03/28/2019	3,568,750	1,614,670	1,320,438

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.15%, maturity July 15, 2030)	02/01/2022	4,267,000	2,345,312	2,046,983

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.71%, maturity April 15, 2047)	02/23/2018	17,550,000	8,490,875	7,659,794

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2027)	10/08/2015	39,075,000	5,384,873	5,368,905

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.74%, maturity April 20, 2033)	05/09/2023	12,000,000	5,910,759	5,640,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.15%, maturity October 15, 2050)	01/25/2022	25,500,000	19,545,368	14,280,000

Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.10%, maturity April 20, 2035)	01/24/2023	21,690,000	15,778,803	13,664,700

Mariner CLO 8, Ltd.
CLO subordinated warehouse notes(5)(7)(11), (Estimated yield 22.09%, maturity April 20, 2033)	11/08/2023	9,700,000	5,406,169	5,529,000

Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.90%, maturity April 17, 2033)	09/20/2023	10,000,000	3,491,304	3,700,000

Midocean Credit CLO II
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 29, 2030)	06/17/2021	13,600,000	3,256,849	68,000

Midocean Credit CLO III
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	5,610,318	666,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 5.70%, maturity April 20, 2033)	11/08/2016	29,700,000	20,420,607	11,286,000

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.68%, maturity July 20, 2035)	05/12/2022	32,960,000	27,569,982	28,345,600

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 13.65%, maturity April 28, 2034)	11/10/2021	11,000,000	4,274,901	2,915,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	8,200,260	2,440

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.17%, maturity January 28, 2030)	01/26/2022	7,800,000	2,275,868	1,560,000

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.36%, maturity October 20, 2034)	09/02/2021	30,000,000	24,768,118	23,100,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.27%, maturity October 20, 2030)	08/25/2022	11,750,000	4,503,303	4,465,000

OCP CLO 2015-9, Ltd
CLO subordinated notes(5)(7), (Estimated yield 25.63%, maturity January 15, 2033)	04/12/2023	10,000,000	3,974,562	3,800,000

OCP CLO 2015-10, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.46%, maturity January 26, 2034)	07/06/2023	24,750,000	10,969,310	11,385,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
OCP CLO 2020-18, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.85%, maturity July 20, 2032)	08/16/2022	$ 27,840,000	$ 12,030,352	$ 11,136,000

OCP CLO 2021-22, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.41%, maturity December 02, 2034)	07/26/2022	7,950,000	6,064,862	5,803,500

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 22, 2030)	06/07/2018	32,055,000	8,712,616	3,846,600

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2031)	08/24/2021	10,250,000	3,517,378	2,288,693

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.71%, maturity July 20, 2030)	09/13/2022	10,000,000	3,859,743	2,700,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.72%, maturity January 20, 2035)	02/14/2019	7,000,000	4,216,323	3,220,000

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.33%, maturity July 15, 2034)	08/16/2023	11,100,000	5,881,234	5,783,806

Octagon Investment Partners 47, Ltd.
CLO subordinated warehouse notes(5)(7), (Estimated yield 26.40%, maturity July 20, 2034)	10/19/2023	10,000,000	5,739,545	5,700,000

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.56%, maturity October 20, 2034)	07/25/2022	10,250,000	7,929,445	7,072,500

Octagon Investment Partners 49, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 28.89%, maturity January 18, 2033)	07/28/2023	6,000,000	2,352,073	2,512,983

Octagon 57, Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 19.67%, maturity October 15, 2034)	10/13/2021	31,725,000	24,140,666	19,524,130

Octagon 60, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 18.04%, maturity October 20, 2035)	09/08/2022	35,750,000	30,293,793	25,740,000

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	3,180,536	510,000

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.52%, maturity April 20, 2034)	08/01/2023	24,700,000	14,395,525	13,091,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	3,246,005	1,038,667

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 58.16%, maturity October 20, 2031)	06/24/2022	13,000,000	1,730,568	1,690,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.15%, maturity July 15, 2034)	12/07/2015	31,810,472	13,719,567	9,507,231

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.46%, maturity January 15, 2035)	04/29/2022	39,795,000	18,977,729	15,791,449

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 8.76%, maturity April 20, 2034)	10/21/2021	22,000,000	10,830,992	7,700,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.99%, maturity January 15, 2034)	02/18/2021	28,886,856	21,344,744	19,643,062

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.39%, maturity July 20, 2035)	05/06/2022	38,823,000	29,605,064	32,223,090

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 16.51%, maturity January 20, 2035)	11/04/2021	25,829,333	20,220,492	17,822,240

Regatta XXVI Funding Ltd.
CLO subordinated warehouse notes(5)(7)(9), (Estimated yield 13.08%, maturity January 25, 2037)	10/31/2023	17,467,500	16,069,921	15,720,750

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.98%, maturity January 18, 2034)	03/18/2022	2,400,000	1,302,341	1,032,000

Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.15%, maturity April 20, 2034)	09/13/2023	7,500,000	4,518,057	4,350,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 20.39%, maturity July 20, 2035)	05/06/2022	34,068,750	27,985,109	23,166,750

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 29.86%, maturity January 20, 2035)	05/09/2023	21,000,000	14,926,480	15,330,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.90%, maturity April 20, 2034)	04/26/2021	28,750,000	22,009,056	18,400,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Romark CLO – V Ltd.
CLO income notes(5)(7)(8), (Estimated yield 15.56%, maturity January 15, 2035)	11/18/2021	$ 27,000,000	$ 19,736,104	$ 14,310,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.62%, maturity October 22, 2034)	09/20/2023	20,150,000	10,963,345	10,881,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 13, 2031)	08/14/2018	24,500,000	5,379,165	2,153,512

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.30%, maturity May 07, 2031)	09/17/2019	20,750,000	5,063,518	3,942,500

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 28.05%, maturity October 26, 2034)	08/09/2023	7,056,061	2,170,904	2,257,940

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.96%, maturity July 21, 2034)	07/19/2021	22,860,000	18,362,239	14,744,700

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.88%, maturity January 24, 2035)	02/16/2023	10,000,000	6,971,798	6,200,000

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2031)	05/04/2021	44,500,000	4,767,017	2,225,000

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 26, 2031)	07/07/2021	13,000,000	5,727,719	1,885,000

Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.21%, maturity April 25, 2034)	08/09/2023	21,428,000	10,309,452	9,214,040

Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.73%, maturity July 25, 2034)	08/03/2023	21,151,500	10,474,889	9,095,145

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 28.34%, maturity April 25, 2035)	06/01/2023	15,733,176	8,100,444	7,394,593

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.04%, maturity April 15, 2028)	06/21/2023	7,750,000	1,823,674	2,044,059

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 11.07%, maturity April 18, 2036)	02/02/2017	14,200,000	8,539,794	5,538,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.78%, maturity January 20, 2031)	03/02/2022	25,400,000	17,560,430	12,192,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,683,974	630

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,502,595	1,327

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	15,992,521	3,974,381	1,439,327

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	6,377,579	42,500

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/09/2022	18,500,000	6,837,204	2,405,000

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 16.92%, maturity July 19, 2034)	05/24/2022	4,125,000	1,456,726	804,375

Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity April 20, 2029)	09/25/2020	13,750,000	2,670,817	687,500

Venture 37 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2032)	05/28/2019	8,500,000	4,891,547	2,465,000

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.02%, maturity January 20, 2034)	04/06/2022	9,000,000	6,909,948	5,220,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 18.61%, maturity April 15, 2034)	03/15/2021	$ 7,000,000	$ 5,216,965	$ 3,850,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.81%, maturity October 20, 2034)	08/16/2021	24,750,000	18,804,271	12,375,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 30.65%, maturity April 20, 2036)	03/14/2023	13,000,000	10,289,585	10,790,000

Venture 48 CLO, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 24.95%, maturity October 20, 2036)	08/24/2023	26,848,000	22,796,124	21,478,400

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2031)	02/05/2019	31,810,000	9,700,621	4,135,300

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.20%, maturity October 20, 2034)	08/17/2022	24,900,000	17,125,810	14,193,000

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.05%, maturity July 16, 2034)	03/08/2022	15,500,000	11,404,585	9,610,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.00%, maturity October 20, 2031)	05/03/2022	10,500,000	8,808,214	7,980,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,280,208	1,100

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	92,621	68,850

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 17.83%, maturity July 20, 2034)	05/14/2021	30,700,000	22,345,615	17,192,000

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.80%, maturity January 20, 2035)	08/15/2023	9,096,750	5,744,026	5,139,664

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.87%, maturity April 25, 2036)	03/13/2023	42,300,000	36,583,151	27,072,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 34.57%, maturity October 22, 2031)	05/20/2021	32,625,000	16,348,750	17,617,500

Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2030)	06/29/2021	9,200,000	1,764,641	920

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,500,000	1,340,274	8,750

Zais CLO 9, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	6,093,630	1,206,500
			$ 1,784,945,652	$ 1,385,632,653

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
AMMC CLO 25, Limited
CLO subordinated fee notes (5)(7)(18), (maturity April 15, 2035)	04/27/2022	19,000,000	1,041,569	841,588

Ares LXI CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 20, 2034)	08/25/2021	13,000,000	329,195	304,833

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 20, 2030)	12/22/2021	55,350,000	-	66,530

Columbia Cent CLO 28 Limited
CLO subordinated fee notes (5)(7)(18), (maturity November 07, 2030)	12/22/2021	40,000,000	-	-

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity July 18, 2029)	04/06/2022	25,500,000	-	53,165

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 23, 2035)	11/12/2021	24,174,000	700,369	619,551

Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity July 20, 2034)	05/28/2021	12,320,000	127,050	97,850

Point AU Roche Park CLO, Ltd.
CLO subordinated M2 fee notes(5)(7)(18), (maturity July 20, 2034)	05/28/2021	12,320,000	229,018	189,295

Octagon 57, Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity October 15, 2034)	10/13/2021	31,725,000	567,850	482,046

Octagon 60, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 20, 2035)	09/08/2022	35,750,000	1,124,703	987,438

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity April 20, 2034)	04/26/2021	28,750,000	253,207	201,670

Rockland Park CLO, Ltd.
CLO subordinated M2 fee notes(5)(7)(18), (maturity April 20, 2034)	04/26/2021	28,750,000	471,203	413,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments (continued)
Structured Finance - Equity Fee Note Investments
Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity October 20, 2034)	09/22/2021	$ 29,264,625	$ 368,808	$ 313,480

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity July 20, 2035)	05/06/2022	34,068,750	448,136	422,720

Romark CLO – V Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 15, 2035)	11/18/2021	27,000,000	668,422	162,416

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity April 18, 2029)	02/02/2017	11,563,637	79,165	508,506

Tralee CLO IV, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 20, 2030)	03/16/2018	286,377	-	-

Venture XXV CLO, Limited
CLO subordinated fee notes (5)(7)(18), (maturity April 20, 2029)	09/25/2020	12,500,000	-	17,190

Venture 42 CLO, Limited
CLO subordinated Y fee notes(5)(7)(18), (maturity April 15, 2034)	03/15/2021	582,524	259,294	220,012

Wind River 2021-2 CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity July 20, 2034)	05/14/2021	30,700,000	476,476	424,906

York CLO-5 Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 22, 2031)	06/30/2021	21,500,000	69,932	25,529

CLO other (8)(18)	Various(16)		4,069,391	4,171,919

Total Other CLO Equity Related Investments			11,283,789	10,523,644	0.99%

Total Structured Finance - Equity Investments			$ 1,796,229,441	$ 1,396,156,297	131.86%
Total Collateralized Loan Obligation - Equity Investments			$ 1,796,229,441	$ 1,396,156,297	131.86%

Total Investments			$ 1,893,670,112	$ 1,483,436,001	140.10%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares, 5.26%(12)		53,794,341	$ 53,794,341	$ 53,794,341

Total Cash Equivalents			$ 53,794,341	$ 53,794,341	5.08%

Total Investments and Cash Equivalents			$ 1,947,464,453	$ 1,537,230,342	145.18%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2023.
(7)  The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from CLO equity investments.
(9) Investment has not made inaugural distribution for relevant period end. Please refer to “Note 3. Summary of Significant Accounting Policies — Investment Income” in Oxford Lane Capital Corp. most recently filed Form N-CSR for the six months ended September 30, 2023.
(10) The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 3. Summary of Significant Accounting Policies — Securities Transactions”  in Oxford Lane Capital Corp. most recently filed Form N-CSR for the six months ended September 30, 2023.

(11) Investment is co-invested with the Fund’s affiliates. See “Note 5. Related Party Transactions” in Oxford Lane Capital Corp. most recently filed Form N-CSR for the six months ended September 30, 2023.

(12) Represents cash equivalents held in a money market account as of December 31, 2023.
(13) The fair value of the investment was determined using significant unobservable inputs. See “Note 4. Fair Value” in Oxford Lane Capital Corp. most recently filed Form N-CSR for the six months ended September 30, 2023.

(14) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15) Acquisition date represents the initial date of purchase.
(16) Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2023.
(17) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18) Cost value reflects amortized cost.
(19) As of December 31, 2023, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.

(20) As of December 31, 2023, the investment includes interest income capitalized as additional investment principal ("PIK" Interest). The PIK interest rate for CLO debt positions represents the interest rate at payment date when

       PIK interest is received. Please refer to "Note 3. Summary of Significant Accounting Policies - Payment-In-Kind" in Oxford Lane Capital Corp. most recently filed Form N-CSR for the six months ended September 30, 2023.

(21) As a result of an amendment to the indenture during the quarter ended December 31, 2023, the total interest rate has been revised from Term SOFR Rate plus 6.60% to a total interest rate of 0%.